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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)          (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2015 is filed herewith.

MainStay Cushing® MLP Premier Fund

Portfolio of Investments February 28, 2015 (Unaudited)

	Common Stock 22.1% †	Shares	Value
	Diversified General Partnerships 7.5%
	United States 7.5%
	ONEOK, Inc.	974,800	$43,144,648
♦	Williams Companies, Inc.	2,179,700	106,892,488
			150,037,136
	General Partnerships 11.5%
	United States 11.5%
♦	Kinder Morgan, Inc.	3,560,432	146,013,316
♦	Targa Resources Corp.	845,100	84,155,058
			230,168,374
	Shipping 3.1%
	Bermuda 1.2%
	Golar LNG Ltd.	770,000	23,885,400
	Republic of the Marshall Islands 1.9%
	Teekay Corp.	830,000	36,719,200
			60,604,600
	Total Common Stock (Cost $359,166,050)		440,810,110

	Master Limited Partnerships and Related Companies 76.2%
	Crude Oil & Refined Products 18.5%
	United States 18.5%
	Blueknight Energy Partners, L.P. (b)	2,161,200	16,144,164
♦	Enbridge Energy Partners, L.P.	2,032,800	79,665,432
	Genesis Energy, L.P.	860,000	39,560,000
	NuStar Energy, L.P.	1,108,500	69,879,840
	Shell Midstream Partners, L.P.	1,107,987	43,277,972
	Sunoco Logistics Partners, L.P.	1,033,400	45,696,948
♦	Tesoro Logistics, L.P.	1,320,600	75,828,852
			370,053,208
	General Partnerships 8.1%
	United States 8.1%
♦	Energy Transfer Equity, L.P.	1,848,600	118,070,082
	Plains GP Holdings, L.P.	1,555,000	44,535,200
			162,605,282
	Large Cap Diversified 19.1%
	United States 19.1%
♦	Energy Transfer Partners, L.P.	1,615,312	96,078,758
♦	Enterprise Products Partners, L.P.	2,419,250	80,657,795
	Magellan Midstream Partners, L.P.	771,615	63,426,753
	ONEOK Partners, L.P.	441,600	18,454,464
	Plains All American Pipeline, L.P.	1,125,905	56,171,401
	Williams Partners, L.P.	1,316,603	67,331,077
			382,120,248
	Natural Gas Gatherers & Processors 19.0%
	United States 19.0%
	Atlas Pipeline Partners, L.P.	2,475,241	65,915,668
	DCP Midstream Partners, L.P.	1,326,000	52,774,800
	Enable Midstream Partners, L.P.	524,124	9,434,232
♦	EnLink Midstream Partners, L.P.	2,701,700	72,567,662
	MarkWest Energy Partners, L.P.	816,400	53,025,180
	Regency Energy Partners, L.P.	2,953,230	72,029,280
	Western Gas Partners, L.P.	772,600	53,757,508
			379,504,330
	Natural Gas Transportation & Storage 4.1%
	United States 4.1%
♦	EQT Midstream Partners, L.P.	975,000	81,139,500

	Propane 2.9%
	United States 2.9%
	NGL Energy Partners, L.P.	1,918,652	58,557,259

	Shipping 4.5%
	Republic of the Marshall Islands 4.5%
	Capital Products Partners, L.P.	4,399,100	40,911,630
	Golar LNG Partners, L.P.	955,000	24,935,050
	Navios Maritime Partners, L.P.	1,916,000	23,471,000
			89,317,680
	Total Master Limited Partnerships and Related Companies (Cost $1,207,572,046)		1,523,297,507

	Preferred Stock 0.9%
	Crude Oil & Refined Products 0.9%
	United States 0.9%
	Blueknight Energy Partners, L.P. (a)(b)	1,902,541	16,932,615

	Total Preferred Stock (Cost $15,058,801)		16,932,615

	Short-Term Investments - Investment Companies 6.7%
	United States 6.7%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (c)	26,770,389	26,770,389
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (c)	26,770,390	26,770,390
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (c)	26,770,389	26,770,389
	First American Government Obligations Fund - Class Z, 0.01% (c)	26,770,389	26,770,389
	Invesco STIC Prime Portfolio, 0.04% (c)	26,770,389	26,770,389

	Total Short-Term Investments (Cost $133,851,946)		133,851,946

	Total Investments (Cost $1,715,648,843) (d)	105.9%	2,114,892,178
	Liabilities in Excess of Other Assets	(5.9)	(116,913,754)
	Net Assets	100.0%	$1,997,978,424

†	Percentages indicated are based on Fund net assets.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2015, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of February 28, 2015, the total market value of this security was $16,932,615, which represented 0.08% of the Fund's net assets.
(b)	Affiliated issuer (see Notes).
(c)	Rate reported is the current yield as of February 28, 2015.
(d)	As of February 28, 2015, cost was $1,664,863,391 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$495,242,957
Gross unrealized depreciation	(45,214,170)
Net unrealized appreciation	$450,028,787

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$440,810,110	$–	$–	$440,810,110
Master Limited Partnerships and Related Companies	1,523,297,507	–	–	1,523,297,507
Preferred Stock	16,932,615	–	–	16,932,615
Short-Term Investments	133,851,946	–	–	133,851,946
Total Investments in Securities	$2,114,892,178	$–	$–	$2,114,892,178

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing® Renaissance Advantage Fund

Portfolio of Investments February 28, 2015 (Unaudited)

	Common Stock 94.7% †	Shares	Value
	Capital Goods 1.2%
	United States 1.2%
	USG Corporation (a)	160,000	$4,510,400

	Chemicals 17.3%
	Netherlands 1.4%
	LyondellBasell Industries NV	60,392	5,188,277
	United States 15.9%
	Albemarle Corporation	100,000	5,657,000
	Polyone Corporation	260,000	10,332,400
♦	PPG Industries, Inc.	50,000	11,769,000
	The Dow Chemical Company	210,000	10,340,400
♦	The Sherwin Williams Company	65,000	18,538,000
	Westlake Chemical Corporation	65,000	4,339,400
			66,164,477
	Commercial Service Supplies & Distributors 0.6%
	United States 0.6%
	Mobile Mini, Inc.	57,500	2,385,675

	Construction & Engineering 2.0%
	United States 2.0%
	Quanta Services, Inc. (a)	270,000	7,770,600

	Machinery 12.2%
	United States 12.2%
	Allison Transmission Inc.	145,000	4,613,900
	Flowserve Corporation	70,000	4,349,100
	Greenbrier Companies, Inc.	180,000	10,578,600
	ITT Corporation	90,000	3,696,300
	Manitowoc Inc.	215,884	4,777,513
	The Lincoln Electric Company	40,000	2,761,600
♦	Wabtec Corporation	170,000	16,131,300
			46,908,313
	Materials 4.1%
	United States 4.1%
	Eagle Materials Inc.	80,000	6,280,000
	Sealed Air Corp.	200,000	9,426,000
			15,706,000
	Oil & Gas Refining & Marketing 15.4%
	United States 15.4%
	Delek US Holdings, Inc.	175,000	6,524,000
♦	Marathon Petroleum Corporation	140,700	14,773,500
♦	Phillips 66	220,000	17,261,200
♦	Valero Energy Corporation	175,000	10,795,750
	Western Refining Inc.	210,000	9,891,000
			59,245,450
	Oil & Gas Storage & Transportation 9.4%
	Bermuda 2.4%
	GasLog Ltd.	453,962	8,983,908
	Republic of the Marshall Islands 2.3%
	Teekay Corp.	200,000	8,848,000
	United States 4.7%
	Cheniere Energy Inc. (a)	87,000	7,014,810
♦	Kinder Morgan, Inc.	270,000	11,072,700
			35,919,418
	Trading Companies & Distributors 2.9%
	United States 2.9%
	Neff Corp. (a)	190,000	1,985,500
	United Rentals, Inc. (a)	100,000	9,306,000
			11,291,500
	Transportation 16.0%
	Canada 1.4%
	Canadian National Railway Company	80,000	5,531,200
	United States 14.6%
	CSX Corp.	175,000	6,004,250
	Old Dominion Freight Line (a)	65,000	5,077,800
♦	Ryder Systems, Inc.	135,000	12,688,650
	Saia Inc. (a)	50,000	2,301,500
	Swift Transportation Company (a)	285,000	8,059,800
	Union Pacific Corp.	76,000	9,139,760
	United Continental Holdings, Inc. (a)	40,000	2,607,200
	XPO Logistics, Inc. (a)	225,000	9,933,750
			61,343,910
	Utilities 13.6%
	United States 13.6%
	Calpine Corporation (a)	350,000	7,420,000
	Centerpoint Energy, Inc.	355,000	7,380,450
♦	Dominion Resources, Inc.	175,400	12,644,586
	NRG Energy, Inc.	250,000	5,995,000
	NRG Yield, Inc.	100,000	5,131,000
♦	Sempra Energy	125,000	13,525,000
			52,096,036
	Total Common Stock (Cost $349,935,297)		363,341,779

	Master Limited Partnerships and Related Companies 4.3%
	Oil & Gas Storage & Transportation 4.3%
	Republic of the Marshall Islands 2.9%
	Capital Products Partners, L.P.	519,474	4,831,108
	GasLog Partners, L.P.	201,384	5,123,209
	Hoegh LNG Partners, L.P.	51,339	1,152,561
	United States 1.4%
	Cheniere Energy Partners, L.P.	12,000	367,800
	Energy Transfer Equity, L.P.	76,000	4,854,120

	Total Master Limited Partnerships and Related Companies (Cost $15,484,828)		16,328,798

	Short-Term Investments - Investment Companies 1.3%
	United States 1.3%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (b)	975,794	975,794
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	975,795	975,795
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (b)	975,794	975,794
	First American Government Obligations Fund - Class Z, 0.01% (b)	975,794	975,794
	Invesco STIC Prime Portfolio, 0.04% (b)	975,794	975,794

	Total Short-Term Investments (Cost $4,878,971)		4,878,971

	Total Investments (Cost $370,299,096) (c)	100.3%	384,549,548
	Liabilities in Excess of Other Assets	(0.3)	(974,034)
	Net Assets	100.0%	$383,575,514

†	Percentages indicated are based on Fund net assets.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2015, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 28, 2015. As such, it is classified as a non-income producing security as of February 28, 2015.
(b)	Rate reported is the current yield as of February 28, 2015.
(c)	As of February 28, 2015, cost was $372,069,646 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,070,110
Gross unrealized depreciation	(11,590,208)
Net unrealized appreciation	$12,479,902

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$363,341,779	$–	$–	$363,341,779
Master Limited Partnerships and Related Companies	16,328,798	–	–	16,328,798
Short-Term Investments	4,878,971	–	–	4,878,971
Total Investments in Securities	$384,549,548	$–	$–	$384,549,548

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cushing® Royalty Energy Income Fund

Portfolio of Investments February 28, 2015 (Unaudited)

	Common Stock 26.8% †	Shares	Value
	Integrated Oil & Gas 14.8%
	Canada 1.9%
	Cenovus Energy Inc.	255,000	$4,408,950
	Netherlands 2.7%
♦	Royal Dutch Shell PLC	96,000	6,275,520
	United States 10.2%
♦	Chevron Corporation	63,000	6,720,840
♦	Exxon Mobil Corporation	98,000	8,676,920
♦	Occidental Petroleum Corporation	107,000	8,333,160
			34,415,390
	Oil & Gas Exploration & Production 7.0%
	United States 7.0%
	Anadarko Petroleum Corporation	40,000	3,369,200
	ConocoPhillips Co.	41,515	2,706,778
	Devon Energy Corporation	44,011	2,710,638
	EOG Resource, Inc.	41,156	3,692,516
	Pioneer Natural Resource Co.	24,938	3,803,544
			16,282,676
	Upstream 5.0%
	Canada 5.0%
♦	Arc Resources Ltd.	340,577	6,579,421
	Bonterra Energy Corporation	75,560	2,623,838
	Enerplus Corporation	240,767	2,436,562
			11,639,821
	Total Common Stock (Cost $68,825,864)		62,337,887

	Master Limited Partnerships and Related Companies 55.2%
	Coal 1.3%
	United States 1.3%
	Natural Resource Partners, L.P.	368,000	2,918,240

	Crude Oil & Refined Products 2.7%
	United States 2.7%
	Delek Logistics Partners, L.P.	35,034	1,463,721
	NuStar Energy, L.P.	78,000	4,917,120
			6,380,841
	Large Cap Diversified 3.3%
	United States 3.3%
	ONEOK Partners, L.P.	60,000	2,507,400
	Williams Partners, L.P.	99,000	5,062,860
			7,570,260
	Natural Gas Gatherers & Processors 6.8%
	United States 6.8%
	Enable Midstream Partners, L.P.	324,000	5,832,000
	Regency Energy Partners, L.P.	240,000	5,853,600
	Targa Resources Partners, L.P.	95,000	4,162,900
			15,848,500
	Other 2.0%
	Republic of the Marshall Islands 2.0%
	Seadrill Partners, LLC	240,169	3,676,987
	Transocean Partners, LLC	68,836	942,365
			4,619,352
	Shipping 1.5%
	Republic of the Marshall Islands 1.5%
	Golar LNG Partners, L.P.	131,500	3,433,465

	Upstream 35.8%
	Republic of the Marshall Islands 1.8%
	Capital Products Partners, L.P.	445,295	4,141,243
	United States 34.0%
	Atlas Resource Partners, L.P.	596,499	5,845,690
	BreitBurn Energy Partners, L.P.	520,041	3,728,694
♦	Dorchester Minerals, L.P.	342,598	8,308,002
♦	EV Energy Partners, L.P.	900,279	13,648,230
♦	Legacy Reserves, L.P.	1,158,776	13,325,924
	LRR Energy, L.P.	155,232	1,271,350
♦	Memorial Production Partners, L.P.	903,035	16,408,146
	Mid-Con Energy Partners, L.P.	350,244	2,150,498
♦	Vanguard Natural Resources, LLC	870,590	14,434,382
			83,262,159
	Variable Distribution 1.8%
	United States 1.8%
	Alon USA Partners, L.P.	99,992	1,801,856
	CVR Refining, L.P.	120,000	2,335,200
			4,137,056
	Total Master Limited Partnerships and Related Companies (Cost $168,867,380)		128,169,873

	Royalty Trusts 0.5%
	Upstream 0.5%
	United States 0.5%
	Sabine Royalty Trust	26,673	1,139,204

	Total Royalty Trusts (Cost $1,391,053)		1,139,204

	Short-Term Investments - Investment Companies 15.3%
	United States 15.3%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (a)	7,121,069	7,121,069
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (a)	7,121,070	7,121,070
	Fidelity Money Market Portfolio - Institutional Class, 0.05% (a)	7,121,069	7,121,069
	First American Government Obligations Fund - Class Z, 0.01% (a)	7,121,069	7,121,069
	Invesco STIC Prime Portfolio, 0.04% (a)	7,121,069	7,121,069

	Total Short-Term Investments (Cost $35,605,346)		35,605,346

	Total Investments (Cost $274,689,643) (b)	97.8%	227,252,310
	Other Assets in Excess of Liabilities	2.2	5,065,620
	Net Assets	100.0%	$232,317,930

†	Percentages indicated are based on Fund net assets.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2015, excluding short-term investments. May be subject to change daily.
(a)	Rate reported is the current yield as of February 28, 2015.
(b)	As of February 28, 2015, cost was $239,371,584 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,232,944
Gross unrealized depreciation	(49,957,565)
Net unrealized depreciation	$(47,724,621)

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$62,337,887	$–	$–	$62,337,887
Master Limited Partnerships and Related Companies	128,169,873	–	–	128,169,873
Royalty Trusts	1,139,204	–	–	1,139,204
Short-Term Investments	35,605,346	–	–	35,605,346
Total Investments in Securities	$227,252,310	$–	$–	$227,252,310

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2015 Unaudited

SECURITIES VALUATION

MainStay Funds Trust is comprised of thirty-eight separate funds (each a "Fund" and collectively, the "Funds"). This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Royalty Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the MainStay Cushing Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the MainStay Cushing Funds. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The aggregate value by input level, as of February 28, 2015, for each MainStay Cushing Fund’s assets or liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended February 28, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2015, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor measure the liquidity of a Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Investments in Affiliates

If a Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The MainStay Cushing MLP Premier Fund had the following transactions during the period ended February 28, 2015 with affiliated companies:

	Balance of Shares Held November 30, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held February 28, 2015	Value February 28, 2015	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Blueknight Energy Partners, L.P.	2,161,200.00	-	-	2,161,200	$16,144,164	$295,004	$-
Blueknight Energy Partners, L.P., Preferred	1,902,541.00	-	-	1,902,541	$16,932,615	$340,079	$-

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: April 24, 2015

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: April 24, 2015